DEVELOPMENT STAGE OPERATIONS AND GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]
1.	Development Stage operations AND GOING CONCERN

Viatar CTC Solutions Inc., formerly known as Vizio Medical Devices LLC (“Vizio”), and Subsidiary is a development stage company focused on medical devices for oncology applications which remove circulating tumor cells for diagnostic and therapeutic purposes.

Vizio was a Delaware limited liability company with perpetual duration that was formed on December 18, 2007. On February 25, 2014, Vizio converted to a Delaware C corporation and changed its name to Viatar CTC Solutions Inc. (“Viatar CTC Solutions”).

Viatar CTC Solutions conducts all of its operations through its subsidiary, Viatar LLC (“Viatar”). Viatar was formed on September 23, 2010 as a Delaware limited liability company with perpetual duration.

Viatar CTC Solutions and Viatar are together referred to as the “Company.”

The Company is in the development stage and has not generated significant revenues. As a result, the Company has incurred net losses of $17,316,254 and negative cash flows from operations of $13,399,165 since its inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continued existence is dependent upon several factors, including (a) obtaining funding, whether in the form of equity, or debt investments, licensing revenues, strategic collaboration payments or grants from government or other sources, (b) success in achieving its research and development goals, (c) obtaining regulatory approvals, and (d) gaining market acceptance and/or distribution or strategic partners for its products. The Company has raised approximately $13.9 million of equity capital from non-institutional investors since its inception, and management is continually pursuing additional funding sources.

1.	Development Stage operations AND GOING CONCERN

Vizio Medical Devices LLC and Subsidiary designs and manufactures medical devices for oncology applications which remove circulating tumor cells for diagnostic and therapeutic purposes.

Vizio Medical Devices LLC (“Vizio”) is a Delaware limited liability company with perpetual duration that was formed on December 18, 2007. On February 25, 2014 Vizio converted to a Delaware C corporation and changed its name to Viatar CTC Solutions Inc. (“Viatar CTC Solutions”) (see Note 7).

Vizio conducts all of its operations through its subsidiary, Viatar LLC (“Viatar”). Viatar was formed on September 23, 2010 as a Delaware limited liability company with perpetual duration.

Viatar CTC Solutions, its predecessor Vizio, and Viatar are together referred to as the “Company.”

The members of a limited liability company are not liable for the debts, obligations or liabilities of the limited liability company. Vizio is managed by a board of managers which shall consist of one to five managers. The original Class B member of Vizio can appoint one manager and the Class A members who own 250,000 or more units can appoint additional managers. As of December 31, 2013, there were three managers on the board of managers of Vizio. Viatar is managed by a board of managers which shall consist of one or more managers. A member who owns 250 or more units can appoint additional managers. As of December 31, 2013, there was one manager on the board of managers of Viatar.

The Company is in the development stage and has not generated any revenues. As a result, the Company has incurred net losses of $16,226,780 and negative cash flows from operations of $12,869,348 since its inception. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s continued existence is dependent upon several factors, including (a) obtaining funding, whether in the form of equity or, debt investments, licensing revenues, strategic collaboration payments or grants from government or other sources, (b) success in achieving its research and development goals, (c) obtaining regulatory approvals, and (d) gaining market acceptance and/or distribution or strategic partners for its products. The Company has raised $13.5 million of equity capital from non-institutional investors since its inception, and management is continually pursuing additional funding sources.